Capital Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Capital Assets Tables
Capital Assets
	March 31, 2015
	Cost	Accumulated Amortization	Net	December 31, 2014 Net

Equipment	$2,061	$44	$2,017	$-
Capital assets are recorded at cost and are amortized using the straight line method over the estimated useful lives:
Furniture and equipment	5 years
Computers	3 years